Fair value measurements and Hedging: (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging - Derivative Instruments (Table)

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Amortizing Notional amount
ING	10 March 2020	29 March 2020	29 March 2026	0.7000%	from $29.96 mil to $17.65 mil
DNB	25 March 2020	30 March 2020	28 September 2023	0.6370%	from $128.91 mil to $51.02 mil
SEB	25 March 2020	30 March 2020	28 September 2023	0.6320%	from $51.57 mil to $20.41 mil
ING	10 March 2020	2 April 2020	2 October 2025	0.7000%	from $19.69 mil to $9.84 mil
ING	10 March 2020	2 April 2020	2 October 2025	0.7000%	from $19.69 mil to $9.84 mil
ING	18 March 2020	3 April 2020	3 April 2023	0.6750%	from $16.16 mil to $12.74 mil
SEB	6 March 2020	30 April 2020	30 January 2025	0.7270%	from $29.44 mil to $19.25 mil
SEB	6 March 2020	30 April 2020	30 January 2025	0.7270%	from $29.44 mil to $19.25 mil
Citi	11 June 2020	30 July 2020	18 October 2023	0.3300%	from $104.45 mil to $60.65 mil
Citi	11 June 2020	10 August 2020	10 May 2024	0.3510%	from $56.07 mil to $37.91 mil
Citi	11 June 2020	22 June 2020	20 December 2023	0.3380%	from $94.54 mil to $51.25 mil
Citi	11 June 2020	29 June 2020	28 August 2023	0.3280%	from $56.915 mil to $31.235 mil
Citi	11 June 2020	21 July 2020	21 July 2023	0.3250%	from $99.815 mil to $75.42 mil
Citi	11 June 2020	28 August 2020	28 May 2024	0.3520%	from $31.35 mil to $21.13 mil
Citi	11 June 2020	1 September 2020	1 March 2024	0.3430%	from $33.39 mil to $25.35 mil

Fair Value Measurements and Hedging - Consolidated Statement of Operations (Table)

	Six months ended June 30,
	2019	2020
Consolidated Statement of Operations

Interest and finance costs
Reclassification adjustments of interest rate swap gain/(loss) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	—	492
Total Gain/(loss) recognized	$—	$492

Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements and freight options	8,337	11,635
Realized gain/(loss) on bunker swaps	33	7,957
Unrealized gain/(loss) on forward freight agreements and freight options	(2,290)	(12,555)
Unrealized gain/(loss) on bunker swaps	1,303	12,495
Total Gain/(loss) recognized	$7,383	$19,532

Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

Quoted Prices in Active Markets for Identical Assets (Level 1)
		December 31, 2019		June 30, 2020
	Balance Sheet location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Freight derivatives - current	Derivatives, current asset portion	$ 216	—	$ 1,171	—
Bunker swaps - current	Derivatives, current asset portion	—	—	$ 10,771	—
Total		$ 216	—	$ 11,942	—
LIABILITIES
Freight derivatives - current	Derivatives, current liability portion	—	—	$ 12,893	—
Bunker swaps - current	Derivatives, current liability portion	$ 1,724	—	—	—
Total		$ 1,724	—	$ 12,893	—

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2019		June 30, 2020
	Balance Sheet location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$ —	$—	$ —	108
Total		$—	—	$—	108
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$—	—	$—	1,526
Interest rate swaps - non-current	Derivatives, non-current liability portion	$—	—	$—	3,757
Total		$—	—	$—	5,283